Subsequent Events - Schedule of subsequent events (Details) $ in Millions	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021 CAD ($) shares	Apr. 30, 2021 CAD ($)	Sep. 17, 2020 shares	May 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($) shares	Sep. 30, 2020 CAD ($) shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Beginning Balance (in shares) | shares					383,996	383,996	699,511	699,511	589,518	3
Outstanding amount, beginning of the period					$ 2,284,353	$ 2,284,353	$ 17,215,068		$ 9,374,563	$ 200
Less: share offering costs for the year				$ (58,065)	$ (45,283)	$ (699,886)	$ (33,880)		$ (606,622)
Ending Balance (in shares) | shares	699,511		589,517			589,518	773,225	773,225	699,511	383,996
Outstanding amount, end of the period	$ 17,215,068					$ 9,374,563	$ 19,496,640		$ 17,215,068	$ 2,284,353
Brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						3,087,138	0		3,611,818
Less: share offering costs for the year		$ (630,680)
Exercise of stock options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						78,080	0		1,292,015
Asset acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						167,280	0		1,290,000
Private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						1,050,000				$ 1,014,948
Less: share offering costs for the year	$ (130,730)
Exercise of warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						0	277,098		815,307
Exercise of broker compensation options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						0	0		347,680
Amended license [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						0	0		137,000
Debt settlements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount						$ 0	$ 19,000		$ 63,866
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Beginning Balance (in shares) | shares							699,511	699,511	589,518
Outstanding amount, beginning of the period							$ 17,215,068		$ 9,374,563
Less: share offering costs for the year								$ (2.3)	$ (839,679)
Ending Balance (in shares) | shares	699,511					589,518			699,511
Outstanding amount, end of the period	$ 17,215,068					$ 9,374,563			$ 17,215,068
Subsequent Events [Member] | Brokered private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									51,087
Amount									$ 3,611,818
Subsequent Events [Member] | Exercise of stock options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									18,195
Amount									$ 1,292,015
Subsequent Events [Member] | Asset acquisition [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									14,286
Amount									$ 1,290,000
Subsequent Events [Member] | Private placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									10,714
Amount									$ 1,110,000
Subsequent Events [Member] | Exercise of warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									10,380
Amount									$ 815,307
Subsequent Events [Member] | Exercise of broker compensation options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									2,459
Amount									$ 347,680
Subsequent Events [Member] | Amended license [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									1,429
Amount									$ 137,000
Subsequent Events [Member] | Debt settlements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									1,305
Amount									$ 63,866
Subsequent Events [Member] | Share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issued common shares | shares									138
Amount									$ 12,498